CONSOLIDATED STATEMENTS OF CASH FLOWS - Pegasus Digital Mobility Acquisition Corp - USD ($)		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income		$ (2,606,912)		$ 11,838,568
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Accrued interest and dividends on marketable securities held in Trust Account				(738,465)
Realized gain on marketable securities held in Trust Account				(964,584)
Fair value changes of warrants		1,352,755		(10,549,627)
Changes in current assets and current liabilities:
Prepaid expenses		7,782		712,046
Due to related party		168,942		157,754
Accounts payable and accrued expenses		3,035,254		572,069
Net cash provided by operating activities		1,957,821		1,027,761
Cash Flows from Investing Activities:
Proceeds from redemption and sale of marketable securities held in Trust Account		238,547,151		516,492,651
Purchase and reinvestment of marketable securities held in Trust Account		(7,951,860)		(518,122,842)
Net cash provided by (used in) investing activities		230,595,291		(1,630,191)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party		6,920,390
Redemption of Class A ordinary shares subject to redemption		(189,478,821)
Net cash used in financing activities		(182,558,431)
Net change in cash and cash held in Trust Account		49,994,681		(602,430)
Cash - Beginning		428,967	[1]	1,031,397
Cash and cash held in Trust Account - Ending	[1]	50,423,648		428,967
Supplemental Disclosure of Non-cash Financing Activities:
Accretion of Class A ordinary shares subject to possible redemption		8,965,306		$ 3,333,240
Fair value of equity award grant of Private Placement Warrants		390,678
Forfeiture of deferred underwriting commissions		$ 5,433,750

[1]	Includes cash of $341,872 and cash held in Trust Account of $50,081,776 as of December 31, 2023. There was no cash held in Trust Account as of December 31, 2022.